SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS
3.	SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS

	Years ended
	2020	2019	2018
	(Dollars in thousands)
Cash paid during the year for:
Interest	$101,100	$126,659	$126,648
Taxes	746	787	4,163
Noncash Activities:
Security deposits applied to rent receivables, maintenance payment liability and other liabilities	4,955	3,224	1
Maintenance payment liability applied to rent receivables, maintenance rights, and other liabilities	9,015	9,133	25,837
Other liabilities applied to security deposits, maintenance payment liability and rent receivables	2,523	5,016	5,520
Noncash investing activities:
Maintenance rights and lessor contribution capitalized to aircraft improvements	8,888	7,143	10,870
Noncash activities in connection with purchase of flight equipment	399	34,925	79,727
Noncash activities in connection with sale of flight equipment	8,108	20,480	2,648
Noncash financing activities:
Debt issuance costs	263	—	—